Reconciliation to Form 5500 (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Pending distributions	$ 319,753	$ 171,720